Investment Strategy - NEOS MLP & Energy Infrastructure High Income ETF	Dec. 15, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by (i) investing in a portfolio of energy infrastructure master limited partnerships (“MLPs”) and energy infrastructure companies that make up the MerQube North America MLP & Energy Infrastructure Index (the “MLP & Energy Infrastructure Index” or “Reference Index”); and (ii) utilizing a call options strategy to provide high monthly income, which primarily consists of writing (selling) call options on one or more ETFs that invest principally in energy infrastructure MLPs (“MLP ETFs”). The Fund seeks appreciation in the energy infrastructure sector through its investments in the constituents of the MLP & Energy Infrastructure Index. The Fund seeks to generate high monthly income from the premiums earned from the call options on the MLP ETFs.

MLPs and Energy Infrastructure Companies

Under normal circumstances, the Fund invests at least 80% of its net assets, plus borrowings for investment purposes, in securities of energy infrastructure MLPs and energy infrastructure companies, which the Fund defines as those companies included in the MLP & Energy Infrastructure Index.

The MLP & Energy Infrastructure Index is a rules based, float-adjusted portfolio of US and Canadian MLPs, pipeline operators, LNG companies, and energy logistics firms, capturing both income and growth characteristics across the North American energy and midstream infrastructure sector. To be eligible for the MLP & Energy Infrastructure Index, securities must meet all of the following criteria:

1.	Have their domicile in a country classified by MerQube as Untied States of America or Canada described in the MerQube Country Classification Methodology

2.	Be an equity or MLP;

3.	Have, as their primary listing exchange, the New York Stock Exchange, Nasdaq Stock Market, or Toronto Stock Exchange;

4.	Have a minimum free float market capitalization of $1 billion;

5.	Have traded for a minimum of 3 months;

6.	Have a minimum of Three Month Average Daily Value Traded of $1.5 Million to be added or, if already a constituent, have a minimum of Three Month Average Daily Value Traded of $1 Million to remain; and

7.	Be classified in the Oil & Gas Transportation Services (NEC), LNG Transportation & Storage, Natural Gas Pipeline Transportation, or Gas Infrastructure Construction industries.

The eligible universe of securities is then sorted by descending order by free-float market capitalization and the top 25 securities are selected as constituents of MLP & Energy Infrastructure Index. If there are less than 25 eligible securities, then all securities are selected. Constituents are weighted according to their free float market capitalization. No single constituent will make up more than 10% of the weight of the MLP & Energy Infrastructure Index, and MLPs in the aggregate will constitute no more than 25% of the weight of the MLP & Energy Infrastructure Index.

MLPs that are constituents of the MLP & Energy Infrastructure Index are publicly traded partnerships engaged in the transportation, storage, processing, refining, marketing, exploration, production, and mining of minerals and other natural resources. By confining their operations to these specific activities, their interests, or units, are able to trade on public securities exchanges exactly like the shares of a corporation, without entity level taxation.

The Fund, while not an index fund, will generally use a “replication” strategy by investing in all of the component MLPs and equity securities of the MLP & Energy Infrastructure Index in the same approximate proportions as in the MLP & Energy Infrastructure Index. However, the Fund may in limited circumstances use a “representative sampling” strategy, meaning it may invest in a sample of the constituents of the MLP & Energy Infrastructure Index whose risk, return, and other characteristics closely resemble the risk, return, and other characteristics of the MLP & Energy Infrastructure Index as a whole, when the Adviser, believes it is in the best interests of the Fund (e.g., when replicating the MLP & Energy Infrastructure Index involves practical difficulties or substantial costs, a constituent becomes temporarily illiquid, unavailable, or less liquid, or as a result of legal restrictions or limitations that apply to the Fund but not to the MLP & Energy Infrastructure Index).

An MLP consists of a general partner and limited partners (or in the case of MLPs organized as limited liability companies, a managing member and members). The general partner or managing member typically controls the operations and management of the MLP and has an ownership stake in the MLP. The limited partners or members, through their ownership of limited partner or member interests, provide capital to the entity, are intended to have no role in the operation and management of the entity, and receive cash distributions. The Fund will be a limited partner (or a member) in the MLPs in which it invests. MLPs are generally treated as partnerships for U.S. federal income tax purposes. Thus, the MLPs themselves generally do not pay U.S. federal income taxes, but investors (like the Fund) that hold interests in MLPs are generally subject to tax on their allocable shares of the MLPs’ income and gains. Currently, most MLPs operate in the energy and/or natural resources sectors.

To qualify as a MLP and not to be taxed as a corporation, a partnership must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Internal Revenue Code of 1986, as amended (the “Code”). These qualifying sources include natural resource-based activities such as the processing, transportation and storage of minerals or other natural resources. MLPs generally have two classes of owners, the general partner and limited partners. The general partner of an MLP is typically owned by a major energy company, an investment fund, the direct management of the MLP, or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an up to 2% equity interest in the MLP plus, in many cases, ownership of common units and subordinated units. Limited partners typically own the remainder of the partnership, through ownership of common units, and have a limited role in the partnership’s operations and management.

MLPs are typically structured such that common units and general partner interests have first priority to receive quarterly cash distributions up to an established minimum amount (“minimum quarterly distributions” or “MQD”). Common and general partner interests also accrue arrearages in distributions to the extent the MQD is not paid. Once common and general partner interests have been paid, subordinated units receive distributions of up to the MQD; however, subordinated units do not accrue arrearages. Cash that is distributed in excess of the MQD is paid to both common and subordinated units and is distributed to both common and subordinated units generally on a pro rata basis.

Unlike direct investments in MLPs, income and losses from the Fund’s investments in MLPs will not directly flow through to the personal tax returns of shareholders. The Fund will report distributions from its investments, including MLPs, made to shareholders annually on Form 1099. Shareholders will not, solely by virtue of their status as Fund shareholders, be treated as engaged in the business conducted by the underlying MLPs for federal or state income tax purposes or for purposes of the tax on unrelated business income of tax-exempt organizations. Individuals and certain other non-corporate investors will be entitled to a 20% deduction against taxable income allocated from direct investments in MLPs. Neither the Fund directly nor the Fund’s shareholders indirectly will be entitled to this deduction with respect to the Fund’s MLP investments.

The Fund is classified as a non-diversified fund under the Investment Company Act of 1940, as amended (the “1940 Act”), and, therefore, may invest a greater percentage of its assets in a particular issuer. The Fund may concentrate its investments in a particular industry or group of industries to the extent that the MLP & Energy Infrastructure Index concentrates in an industry or group of industries. As of the date of this prospectus, the Fund was concentrated in the energy sector the Oil & Gas Transportation Services (NEC), LNG Transportation & Storage, Natural Gas Pipeline Transportation, or Gas Infrastructure Construction industries..

The MLP & Energy Infrastructure Index is calculated and administered by MerQube Inc. (“MerQube”), which is not affiliated with the Fund or the Adviser. MerQube determines the components and the relative weightings of the securities in the MLP & Energy Infrastructure Index subject to the MLP & Energy Infrastructure Index methodology and publishes information regarding the MLP & Energy Infrastructure Index. The MLP & Energy Infrastructure Index is rebalanced quarterly, but may be adjusted more frequently under extraordinary circumstances, consistent with the MLP & Energy Infrastructure Index methodology.

Options Strategy

To implement the options strategy, the Fund invests in traditional exchange-traded options and/or FLexible EXchange® options (“FLEX Options”) that utilize an MLP ETF as the reference asset. Traditional exchange-traded options have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC. It is anticipated that the Fund will invest primarily in FLEX Options.

The Fund’s writing (selling) of call options on an MLP ETF will limit the Fund’s ability to participate in increases in value of the MLP & Energy Infrastructure Index beyond a certain point. If the share price of the reference MLP ETF increases, the Fund’s long exposure to the MLP & Energy Infrastructure Index would allow the Fund to experience similar percentage gains. However, if the MLP ETF’s share price appreciates in value beyond the strike price of one or more of the call option contracts that the Fund has written to generate income, the Fund will lose money on those written call positions, and the losses will, in turn, limit the upside return of the MLP & Energy Infrastructure Index. As a result, the Fund’s overall strategy (i.e., the combination of long exposure to the MLP & Energy Infrastructure Index and the call options written on the MLP ETFs) will limit the Fund’s participation in gains of the MLP & Energy Infrastructure Index beyond a certain point. This strategy effectively converts a portion of the potential upside of the price return growth of the MLP & Energy Infrastructure Index into current income. It is expected that the call options written by the Fund will generally have expirations of approximately one month and will be held to or close to expiration. The options that are not held to expiration will be replaced by similar options that have a later expiration.

The Fund seeks to achieve high monthly income in a tax efficient manner by utilizing options that qualify as “Section 1256 Contracts.” If such options are held at year end, the Fund will receive favorable tax treatment on such investments. Under Internal Revenue Code rules, they will be deemed as if they were sold at fair market value on the last business day of the tax year. If the Section 1256 Contracts produce a capital gain or loss, such gain or loss on the 1256 Contracts open at the end of the year, or terminated during the year, are treated as 60% long term gains and 40% short term gains. Such favorable tax treatment is regardless of how long the Contracts were held. The Fund may seek to take advantage of tax loss harvesting opportunities on its call options and/or equity positions. This can be accomplished by taking investment losses from certain equity and/or options positions to offset realized taxable gains of equities and/or options.

There is no guarantee that the Fund’s investment strategy will generate high monthly income.

From time to time, NEOS Investment Management, LLC, the Fund’s investment adviser (the “Adviser”), actively manages the written and purchased call options prior to their expiration in an attempt to capture gains and minimize losses due to the movement of the MLP & Energy Infrastructure Index.

Under normal circumstances, the Fund invests at least 80% of its net assets, plus borrowings for investment purposes, in securities of energy infrastructure MLPs and energy infrastructure companies, which the Fund defines as those companies included in the MLP & Energy Infrastructure Index. The Fund’s investment strategy may involve active and frequent trading resulting in high portfolio turnover.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund invests at least 80% of its net assets, plus borrowings for investment purposes, in securities of energy infrastructure MLPs and energy infrastructure companies, which the Fund defines as those companies included in the MLP & Energy Infrastructure Index.